Note 20 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Bank balances	$ 11,187	$ 13,067
Cash and cash equivalents	11,187	13,067
Bank overdrafts used for cash management purposes		(311)
Net cash and cash equivalents at year end	$ 11,187	$ 12,756	$ 14,335	$ 10,880